CHARLENE GRANT
Assistant Vice President, Counsel
Law Department
Phone: 949-219-7286
Fax: 949-219-6952
Charlene.Grant@pacificlife.com
May 27, 2011
Attention: EDGAR Filing Desk
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549-0506
Re:	Registration Statement for Pacific Prime Flexible Premium Life Insurance Policy (File Number 333-172851) funded by Pacific Select Exec Separate Account (File Number 811-05563) of Pacific Life Insurance Company
Dear Sir or Madam:
On behalf of Pacific Life Insurance Company (“Pacific Life”) and Pacific Select Exec Separate Account (“Separate Account”) of Pacific Life, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is Pre-Effective Amendment No. 1 to the above referenced Registration Statement, with exhibits, on Form N-6. The enclosed relates to a variable life insurance policy, designated as Pacific Prime (“Prime”), which is funded by the Separate Account.
The purpose of this filing is to incorporate Staff comments dated May 13, 2011.
If you have any questions or comments with respect to this filing, please contact me at the number listed above. Thank you.
Sincerely,
/s/ CHARLENE GRANT
Charlene Grant